Long Term Debt - Additional Information (Detail)	1 Months Ended
	Nov. 30, 2010 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Nov. 30, 2010 Line of Credit
Participating Mortgage Loans [Line Items]
Credit facility	$ 3,200,000
Credit facility term	5 years
Interest on borrowings						6.70%
Borrowings under the credit facility agreement		$ 2,472,000	2,541,000	$ 2,600,000	2,510,000